Note 12 - Capital Structure (Details) - $ / shares		1 Months Ended	12 Months Ended
	Dec. 17, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
Note 12 - Capital Structure (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			6,754,720	1,704,380
Stock Issued During Period, Stock Options Exercised, Percentage of Shares, Outstanding			0.59%	0.15%
Stock Repurchased During Period, Shares, Percentage			0.20%
American Depositary Shares [Member]
Note 12 - Capital Structure (Details) [Line Items]
Stock Repurchased During Period, Shares			2,261,100
Employee Companies [Member]
Note 12 - Capital Structure (Details) [Line Items]
Share Purchase Agreements, Shares Authorized		150,000,000		150,000,000	100,000,000
Stock Issued During Period, Shares, New Issues		150,000,000
Stock Issued During Period, Shares, Percentage of Shares Outstanding				13.04%
Stock Issued During Period, Lock-up Period	180 days
Stockholders' Equity Note, Subscriptions Receivable, Interest Rate	3.00%	3.00%
Employee Companies [Member] | Share Purchase Agreements, Share Price 1 [Member]
Note 12 - Capital Structure (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		100,000,000		100,000,000
Shares Issued, Price Per Share (in Dollars per share)		$ 0.27		$ 0.27
Employee Companies [Member] | Share Purchase Agreements, Share Price 1 [Member] | American Depositary Shares [Member]
Note 12 - Capital Structure (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)		$ 5.40		5.40
Employee Companies [Member] | Share Purchase Agreements, Share Price 2 [Member]
Note 12 - Capital Structure (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	50,000,000	50,000,000
Shares Issued, Price Per Share (in Dollars per share)	$ 0.29	$ 0.29		$ 0.29
Employee Companies [Member] | Share Purchase Agreements, Share Price 2 [Member] | American Depositary Shares [Member]
Note 12 - Capital Structure (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)	$ 5.8
Maximum [Member] | Employee Companies [Member]
Note 12 - Capital Structure (Details) [Line Items]
Stockholders' Equity Note, Subscriptions Receivable, Term	2 years	2 years